Supplemental Financial Information - Other (expense) income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	$ (31,249)	$ 136,472
Investments-equity instruments
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	(4,934)	(9)
Gains (losses) on - Foreign exchange
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	2,278	321
Gains (losses) on - Disposal of property, plant and equipment
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	162	1,299
Fair value changes - Investments-uranium
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	(32,129)	134,180
Investments-convertible debentures
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	(2,565)	565
Reclamation obligation adjustments
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	1,823	(3,229)
Gain on recognition of proceeds-UI Repayment Agreement
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	5,256	4,097
Uranium investment carrying charges
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	(919)	(409)
Other
Supplemental Financial Information [Line Items]
Other (expense) income - continuing operations	$ (221)	$ (343)